Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	6.41
Maximum Aggregate Offering Price	$ 11,538,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,593.40
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.01 par value per share ("Common Stock"), that become issuable under the Altisource Portfolio Solutions S.A. Amended and Restated 2009 Equity Incentive Plan (the "2009 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. The "Amount Registered" represents additional shares of Common Stock that may be issued pursuant to an amendment to the 2009 Plan approved by the Registrant's stockholders on May 20, 2026 that (i) increased the number of shares reserved for issuance under the 2009 Plan by 800,000 shares of Common Stock and (ii) provided for potential annual increases to the share reserve under the 2009 Plan pursuant to a formula set forth in the 2009 Plan (the "Evergreen Provision"). The amount registered represents the 800,000 share reserve increase as well as an estimate of the annual increases in the share reserve pursuant to Evergreen Provision over the over the next three years. The "Proposed Maximum Offering Price" is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $6.41 per share, the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on July 17, 2026, a date within five business days prior to the filing of this Registration Statement.